EXHIBIT 99.3

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2016-A
Monthly Servicer's Statement
for the month ended July 31, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	42.38%
From	01-Jul-17	17-Jul-17	15-Aug-17	Floating Allocation Percentage at Month-End	85.98%
To	31-Jul-17	15-Aug-17
Days	29

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2016-A balances were:		Payment Date	Period	Period
		6/17/2019	12/1/2018	No
Notes	$1,600,000,000.00
A1	850,000,000.00
A2	750,000,000.00
Principal Amount of Debt	1,600,000,000.00		Accumulation Account
Required Overcollateralization	$375,318,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$100,954.48		Ending Balance	-
Series Nominal Liquidation Amount	1,975,418,954.48
			Distributions to Investors
Required Participation Amount	$1,975,418,954.48		A1 Days	29
Excess Receivables	$214,027,869.84		A1 LIBOR	1.225560%
			A1 Applicable Margin	0.640000%
Total Collateral	2,189,446,824.32			1.865560%

Collateral as Percent of Notes	136.84%		A2 Days	30
			A2 Fixed Rate	1.54%

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest A1	1,277,390.39	1.28
			Principal A1	-	-
	NMOTR
	Total Pool				1.28
Beginning Gross Principal Pool Balance	$6,069,061,252.78					1.71%
Total Principal Collections	$(2,040,842,322.74)			Actual	Per $1000
Investment in New Receivables	$1,828,088,183.60		Interest A2	962,500.00	0.96
Receivables Added for Additional Accounts	$0.00		Principal A2	-	-
Repurchases	$(3,580,123.00)
Principal Default Amounts	$0.00				0.96
Principal Reallocation	$0.00		Total Due Investors	2,239,890.39
New Series Issued During Collection Period	$0.00		Servicing Fee	1,646,098.33
Less Net CMA Offset	$(680,602,565.01)		Excess Cash Flow	1,798,192.96
Less Servicing Adjustment	$(6,335,041.66)
Ending Balance	$5,165,789,383.97

SAP for Next Period	42.38%		Reserve Account

Average Receivable Balance	$5,285,681,705.70		Required Balance	$8,000,000.00
Monthly Payment Rate	38.61%		Current Balance	$8,000,000.00
			Deficit/(Excess)	$-
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
Total Interest Collections	$15,598,139.61			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	0.79%
Recoveries on Receivables Written Off	0.00
Total Available	$15,598,139.61		Pass / Fail	PASS